Investment Risks - BRUCE FUND	Oct. 24, 2025
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All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the Fund.

Stock Market And Geopolitical Risk [Member]
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Stock Market and Geopolitical Risk. The Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund’s investments will underperform either the securities markets generally or the Fund’s benchmark index. The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate and climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

Issuerspecific Changes Risk [Member]
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Risk [Text Block]	Issuer-Specific Changes Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio.
Management Risk [Member]
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Management Risk. If the adviser’s assessment of the prospects for individual securities is incorrect it could result in significant losses in the Fund’s investment in those securities, which can also result in possible losses overall for the Fund.

Distressed Investment Risk [Member]
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Distressed Investment Risk. There can be no assurance that the adviser will correctly evaluate the nature and magnitude of all factors that could affect the outcome of an investment in a distressed security. The prices of distressed securities are likely to be more sensitive to adverse economic changes or individual corporate developments than higher-rated securities. The secondary market for distressed securities may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of such securities.

Liquidity Risk [Member]
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Liquidity Risk. Securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The Fund, being able to invest in unseasoned companies, defaulted bonds and debt securities, traded over-the-counter or at substantial discounts, will be subject to liquidity issues and risk. The urgency to sell these securities might result in receiving a price substantially less than anticipated.

Interest Rate Risk [Member]
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Interest Rate Risk. Market interest rates change, causing the current market value of debt securities at any time to fluctuate. The value of the Fund’s debt securities portfolio may decline when market interest rates rise. The Fund, being able to invest without restriction in future interest and principal of U.S. government securities, commonly known as “zero coupon” bonds, would be primarily sensitive to and affected by interest rate risk, if so invested. Zero coupon bonds move substantially more than a corresponding coupon-paying bond of the same maturity, as interest rates fluctuate.

Value Risk [Member]
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Value Risk. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

Growth Risk [Member]
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Risk [Text Block]	Growth Risk. If the adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.
Cash Investments Risk [Member]
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Cash Investments Risk. The Fund may hold a substantial cash position. If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate as much as it would have if it had been more fully invested, and may not achieve its capital appreciation objective.

Small Or Microcap Investing Risk [Member]
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Risk [Text Block]	Small- or Micro-Cap Investing Risk. The value of securities of smaller, less well-known issuers can be substantially more volatile than that of larger issuers.
Government Securities Risk [Member]
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Government Securities Risk. Not all U.S. government securities are backed by the full faith and credit of the U.S. government. It is possible that the U.S. government would not provide financial support to certain of its agencies or instrumentalities if it is not required to do so by law. If a U.S. government agency or instrumentality in which the Fund invests defaults and the U.S. government does not stand behind the obligation, the Fund’s share price or yield could fall.

Maturity Risk [Member]
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Maturity Risk. The longer the maturity of a debt security the more its value fluctuates with changes in interest rates. When interest rates rise, you can expect the value of long-term bonds to fall more than those of short-term bonds.

Credit Risk [Member]
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Credit Risk. There is a risk that the issuer of a debt security may become insolvent and unable to meet interest payments or to repay principal at maturity, and that defaulted bonds may remain in default, resulting in no repayment to the holder at maturity. Various credit rating firms many times rate debt securities, and the lowering of such ratings can cause the value of the debt securities to decline.

Foreign Investing Risk [Member]
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Foreign Investing Risk. Foreign stocks may underperform or be more volatile than U.S. stocks. Risks related to investments in foreign securities include: currency exchange rate fluctuation; less public information; less stringent regulatory standards; and lack of uniform accounting, auditing and financial reporting standards.

Sector Concentration Risk [Member]
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Sector Concentration Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

Issuer Cybersecurity Risk [Member]
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Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to operations and may negatively impact the financial condition of an issuer or market participant. The Fund and its shareholders could be negatively impacted as a result.

Business Continuity Risk [Member]
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Business Continuity Risk. On June 23, 2023, Robert B. Bruce, then Director, President, and Treasurer of the Fund, passed away. As a result, there is one remaining officer of the Fund and the adviser. This may increase business continuity risk and the risk of potential business disruption. Potential implications could include unplanned changes to portfolio manager or adviser, and the possibility that the Fund could commence an orderly liquidation whereby the shareholders would redeem their shares in the Fund in advance of when they would have otherwise requested.

Risk Lose Money [Member]
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Risk [Text Block]	All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective.